Note 18 - Operating Segmentation (Tables)	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
for the three months ended	April 30, 2023				April 30, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$24,609	$-	$-	$24,609	$17,242	$-	$-	$17,242
Non-interest income	122	2,146	(192)	2,076	1	1,434	(42)	1,393
Total revenue	24,731	2,146	(192)	26,685	17,243	1,434	(42)	18,635

Provision for credit losses	237	-	-	237	78	-	-	78
	24,494	2,146	(192)	26,448	17,165	1,434	(42)	18,557

Non-interest expenses:
Salaries and benefits	6,930	1,499	-	8,429	5,586	1,140	-	6,726
General and administrative	3,131	377	(192)	3,316	3,761	300	(42)	4,019
Premises and equipment	612	369	-	981	659	363	-	1,022
	10,673	2,245	(192)	12,726	10,006	1,803	(42)	11,767

Income (loss) before income taxes	13,821	(99)	-	13,722	7,159	(369)	-	6,790

Income tax provision	3,991	(532)	-	3,459	1,744	103	-	1,847

Net income (loss)	$9,830	$433	$-	$10,263	$5,415	$(472)	$-	$4,943

Total assets	$3,719,592	$25,559	$(15,758)	$3,729,393	$2,692,510	$21,386	$(21,750)	$2,692,146

Total liabilities	$3,366,614	$29,057	$(22,797)	$3,372,874	$2,347,610	$23,727	$(20,605)	$2,350,732
for the six months ended	April 30, 2023				April 30, 2022
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$48,883	$-	$-	$48,883	$34,127	$-	$-	$34,127
Non-interest income	124	3,979	(383)	3,720	2	2,855	(83)	2,774
Total revenue	49,007	3,979	(383)	52,603	34,129	2,855	(83)	36,901

Provision for (recovery of) credit losses	622	-	-	622	80	-	-	80
	48,385	3,979	(383)	51,981	34,049	2,855	(83)	36,821

Non-interest expenses:
Salaries and benefits	13,614	3,072	-	16,686	11,025	1,784	-	12,809
General and administrative	5,993	832	(383)	6,442	7,243	483	(83)	7,643
Premises and equipment	1,235	698	-	1,933	1,241	710	-	1,951
	20,842	4,602	(383)	25,061	19,509	2,977	(83)	22,403

Income (loss) before income taxes	27,543	(623)	-	26,920	14,540	(122)	-	14,418

Income tax provision	7,780	(540)	-	7,240	3,706	203	-	3,909

Net income (loss)	$19,763	$(83)	$-	$19,680	$10,834	$(325)	$-	$10,509

Total assets	$3,719,592	$25,559	$(15,758)	$3,729,393	$2,692,510	$21,386	$(21,750)	$2,692,146

Total liabilities	$3,366,614	$29,057	$(22,797)	$3,372,874	$2,347,610	$23,727	$(20,605)	$2,350,732